PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

(Dollars in millions)	June 30, 2026	December 31, 2025
Other collaboration receivables	$186.1	$227.8
VAT recoverable	11.9	8.1
Prepayments	18.5	14.6
Other current assets	4.8	2.9
Total	$221.3	$253.4